UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

Rule One Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Rule One Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Rule One Fund Founders Class Shares (Ticker: RULRX)

This annual shareholder report contains important information about the Rule One Fund - Founders Class Shares for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.ruleonefund.com. You can also request this information by contacting us at (833) 785‑3663.

This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund - Founders Class	$255	2.35%

How did the Fund perform last year?

The Rule One Fund – Founders Class Shares (the “Fund”) returned 16.42% after fees for the period of January 1, 2024, to December 31, 2024, compared to 14.99% for the Dow Jones Industrial Average Total Return Index and 25.02% for the S&P 500® Index. We invest primarily in equities that we believe are underpriced relative to their long-term intrinsic value, and we typically hold these companies for an extended period. In addition, we had a substantial amount of the Fund in highly liquid short-term treasury bills, which earned a modest return instead of leaving it in cash. We then sold short-duration options against this T-bill position, increasing the return on our cash equivalent position and adding capital to buy wonderful businesses when they go on sale. The Fund purchased cash settled market hedges to seek downside protection.

What Factors Influenced Performance?

Our focused equity portfolio had ten long positions in 2024, with 40% of the fund in three equities that all delivered significant performance: Netflix, Alphabet, and Sprouts Farmers Market. By focusing on a select group of high-conviction names rather than widely diversifying, we captured meaningful returns for our shareholders.

Additionally, we held an average of $70.6 million in short-term Treasury bills, earning $3.5 million, a 5.0% return. We then sold short-duration options using these T-bills as collateral, with an average monthly obligation of $40.7 million, yielding $5.8 million, a 14.3% return. These two activities contributed an additional $9.3 million, which we can deploy in seeking to acquire high-quality businesses at attractive prices.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Rule One Fund - Founders Class - $16,316
Dow Jones Industrial Average Total Return Index - $19,243
S&P 500® Index - $23,459
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
6/3/2019*
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

*	Inception

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	Since Inception
Rule One Fund - Founders Class	16.42%	10.18%	9.17%
Dow Jones Industrial Average Total Return Index	14.99%	10.55%	12.45%
S&P 500® Index	25.02%	14.53%	16.51%

The Dow Jones Industrial Average Total Return Index measures the total return performance of the Dow Jones Industrial Average (DJIA), including both price appreciation and reinvested dividends. The DJIA consists of 30 large, publicly traded U.S. companies across various industries and is widely recognized as a benchmark for the overall performance of the U.S. stock market.The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Rule One Fund Tailored Shareholder Report

Sector Breakdown

Money Market Fund
41.30%
Communication Services
29.78%
Energy
7.02%
Consumer Staples
7.01%
Real Estate
5.28%
Consumer Discretionary
3.79%
Exchange Traded Fund
1.55%

Portfolio Composition
Common Stocks	52.88%
Money Market Fund	41.30%
Options Purchased	6.32%
Exchange Traded Fund	1.55%
Options Written	-3.17%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$218,380,624
Number of Holdings	29
Net Advisory Fee Paid	$3,321,776
Portfolio Turnover Rate	70.54%

How has the Fund Changed?

Change in Investment Objective and Principal Investments Strategies and Risks

On May 1, 2024, the Fund's investment objective changed from long-term total return to long-term capital appreciation with less volatility than the broad equity market. The Fund's principal investment strategies also changed on May 1, 2024. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings 'Principal Investment Strategies' and 'Principal Risks', respectively.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.ruleonefund.com.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2024 and $16,000 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2024 and $3,400 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2024 and $1,000 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

RULE ONE FUND

VOL .5
RYD .1
CIGB
UNI
SBC .3
SBC .7

RULRX

ANNUAL REPORT

For the Year Ended
December 31, 2024

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

FINANCIAL STATEMENTS

AND OTHER INFORMATION

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Schedule of InvestmentsDecember 31, 2024

		Shares	Value
52.88%	COMMON STOCKS

29.78%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A(A)	61,000	$11,547,300
	Netflix, Inc.(A)	60,000	53,479,200
			65,026,500

3.79%	CONSUMER DISCRETIONARY
	Lululemon Athletica, Inc.(A)	6,500	2,485,665
	Nike, Inc.	50,000	3,783,500
	Ulta Beauty, Inc.(A)	4,600	2,000,678
			8,269,843

7.01%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(A)	127,500	15,311,935

7.02%	ENERGY
	Occidental Petroleum Corp.	310,500	15,341,805

5.28%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	11,538,000

52.88%	TOTAL COMMON STOCKS		115,488,083
	(Cost: $67,670,137)

1.55%	EXCHANGE TRADED FUND
	VanEck Gold Miners ETF	100,000	3,391,000
	(Cost: $3,729,811)

41.30%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.33%(B)	90,201,529	90,201,529
	(Cost: $90,201,529)

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Schedule of Investments - continuedDecember 31, 2024

6.32%		OPTIONS PURCHASED(A)
		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
5.44%		CALL OPTIONS
		Alphabet, Inc. Class A	840	$15,901,200	$50.00	12/19/2025	$11,867,520
		(Cost: $7,222,852)

0.88%		PUT OPTIONS
		Invesco QQQ Trust Series	1,000	51,123,000	349.78	06/18/2026	722,000
		Invesco QQQ Trust Series	2,248	114,924,504	279.78	06/20/2025	161,856
		S&P 500 Index	125	73,520,375	4,000.00	06/18/2026	746,875
		S&P 500 Index	284	167,038,292	3,350.00	06/20/2025	285,420
		Ulta Beauty, Inc.	100	4,349,300	365.00	01/17/2025	6,000
		(Cost: $7,018,108)					1,922,151

6.32%		TOTAL OPTIONS PURCHASED					13,789,671
		(Cost: $14,240,960)

102.05%		TOTAL INVESTMENTS					222,870,283
		(Cost: $175,842,437)
(2.05%	)	Liabilities in excess of other assets					(4,489,659)
100.00%		NET ASSETS					$218,380,624

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Schedule of Options WrittenDecember 31, 2024

(3.17%	)	OPTIONS WRITTEN(A)
		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.07%	)	CALL OPTIONS
		Alphabet, Inc.	170	$(3,218,100)	$200.00	04/17/2025	$(140,590)
		Netflix, Inc.	230	(20,500,360)	640.00	06/20/2025	(6,375,140)
		Nike, Inc. Class B	500	(3,783,500)	78.00	01/03/2025	(3,500)
		Occidental Petroleum	500	(2,470,500)	50.00	01/03/2025	(11,500)
		Ulta Beauty, Inc.	46	(2,000,678)	420.00	03/21/2025	(176,410)
		VanEck Gold Miners ETF	1,000	(3,391,000)	36.50	01/10/2025	(6,000)
		(Premiums received: $1,633,529)					(6,713,140)

(0.10%)		PUT OPTIONS
		Lululemon Athletica, Inc.	280	(10,707,480)	250.00	09/19/2025	(157,640)
		PayPal Holdings, Inc.	250	(2,133,750)	85.00	01/03/2025	(17,250)
		Ulta Beauty, Inc.	100	(4,349,300)	370.00	01/17/2025	(5,800)
		Ulta Beauty, Inc.	60	(2,609,580)	300.00	09/19/2025	(38,520)
		(Premiums received: $743,785)					(219,210)

(3.17%)		TOTAL OPTIONS WRITTEN					$(6,932,350)
		(Premiums received: $2,377,314)

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Statement of Assets and LiabilitiesDecember 31, 2024

ASSETS
Investments at value(1) (Note 1)	$222,870,283
Cash	9,288
Cash at brokers	1,160,797
Receivable for capital stock sold	1,196,140
Dividends and interest receivable	420,647
Prepaid expenses	20,392
TOTAL ASSETS	225,677,547

LIABILITIES
Options written, at value(2) (Note 1)	6,932,350
Payable for capital stock purchased	5,800
Interest payable	149
Accrued advisory fees	314,105
Accrued administration, transfer agent and accounting fees	27,940
Other accrued expenses	16,579
TOTAL LIABILITIES	7,296,923
NET ASSETS	$218,380,624

Net Assets Consist of:
Paid-in-capital	$175,621,533
Distributable earnings (accumulated losses)	42,759,091
Net Assets	$218,380,624

NET ASSET VALUE PER SHARE
Net Assets	$218,380,624
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	16,260,639
Net Asset Value and Redemption Price Per Share	$13.43

(1) Identified cost of:	$175,842,437
(2) Premiums received of:	$2,377,314

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Statement of Operations Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$836,061
Interest	4,020,613
Total investment income	4,856,674

EXPENSES
Investment advisory fees (Note 2)	3,339,807
Recordkeeping and administrative services (Note 2)	167,654
Accounting fees	103,759
Custody fees	17,825
Transfer agent fees (Note 2)	76,709
Professional fees	60,884
Filing and registration fees	47,000
Trustee fees	14,228
Compliance fees	10,090
Shareholder servicing and reports	63,283
Insurance	4,434
Proxy expense	4,488
Dividend expense	2,955
Interest expense	684,873
Margin deficit interest	22,155
Other	21,897
Total expenses	4,642,041
Management fee waivers (Note 2)	(18,031)
Net Expenses	4,624,010
Net investment income (loss)	232,664

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	11,798,771
Net realized gain (loss) on options purchased	934,426
Net realized gain (loss) on options written	3,853,811

Net realized gain (loss) on investments, options purchased, options written	16,587,008

Net change in unrealized appreciation (depreciation) on investments	16,914,860
Net change in unrealized appreciation (depreciation) on options purchased	319,149
Net change in unrealized appreciation (depreciation) on options written	(4,304,754)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	12,929,255

Net realized and unrealized gain (loss)	29,516,263

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,748,927

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Statements of Changes in Net Assets

	Years ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$232,664	$1,180,024
Net realized gain (loss) on investments, options purchased and options written	16,587,008	7,090,742
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	12,929,255	21,943,995
Increase (decrease) in net assets from operations	29,748,927	30,214,761

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(12,364,476)	(1,314,851)
Decrease in net assets from distributions	(12,364,476)	(1,314,851)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	26,676,427	18,759,871
Distributions reinvested	12,311,243	1,304,076
Shares redeemed	(17,989,966)	(17,323,590)
Increase (decrease) in net assets from capital stock transactions	20,997,704	2,740,357

NET ASSETS
Increase (decrease) during year	38,382,155	31,640,267
Beginning of year	179,998,469	148,358,202
End of year	$218,380,624	$179,998,469

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Statement of Cash FlowsYear Ended December 31, 2024

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$29,748,927
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(90,915,453)
Proceeds from disposition of investment securities	112,839,673
Purchase options	(2,388,071)
Proceeds from disposition of options purchased	4,081,804
Premiums received from options written	8,430,579
Payments to close options written	(2,980,130)
Sale (purchase) of short term securities, net	(58,882,563)
Decrease (increase) in dividends and interest receivable	(121,242)
Decrease (increase) in prepaid assets	3,176
Increase (decrease) in due to broker	(5,068,728)
Increase (decrease) in interest expense payable	(54,606)
Increase (decrease) in accrued advisory fees	73,788
Increase (decrease) in other accrued expense	12,837
Net unrealized depreciation (appreciation) on investments, options purchased and options written	(12,929,255)
Net realized (gain) loss on investments, options purchased and options written	(16,587,008)
Net cash used in operating activities	(34,736,272)
Cash flows from financing activities:
Proceeds from shares sold	25,957,532
Payments on shares redeemed	(17,984,166)
Cash distributions paid	(59,239)
Net cash provided by financing activities	7,914,127
Net increase (decrease) in cash	(26,822,145)
Cash:
Beginning balance	27,992,230
Ending balance	$1,170,085

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$761,634
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$12,311,243

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Financial Highlights

RULE ONE FUND
Selected Per Share Data Throughout Each Period

	For the years ended December 31,				Period April 1, 2020 to December 31, 2020(2)	Period June 3, 2019(1) to March 31, 2020
	2024	2023	2022	2021

Net asset value, beginning of period	$12.23	$10.18	$11.64	$11.07	$8.88	$10.00
Investment activities
Net investment income (loss)(3)	0.02	0.08	(0.04)	(0.11)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.99	2.06	(0.99)	1.53	2.42	(1.09)
Total from investment activities	2.01	2.14	(1.03)	1.42	2.37	(1.12)
Distributions
Net investment income	(0.02)	(0.09)	—	—	—	—
Net realized gain	(0.79)	—	(0.43)	(0.85)	(0.18)	—
Total distributions	(0.81)	(0.09)	(0.43)	(0.85)	(0.18)	—
Net asset value, end of period	$13.43	$12.23	$10.18	$11.64	$11.07	$8.88
Total Return(4)	16.42%	21.02%	(8.84%)	12.87%	26.74%	(11.20%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross(6)(7)	2.36%	2.28%	2.05%	2.03%	2.15%	2.30%
Expenses, net of waiver(8)	2.35%	2.25%	2.02%	2.01%	2.06%	2.08%
Net investment income (loss)	0.12%	0.76%	(0.36%)	(0.93%)	(0.72%)	(0.40%)
Portfolio turnover rate(4)	70.86%	100.92%	47.30%	61.92%	32.99%	61.35%
Net assets, end of period (000’s)	$218,381	$179,998	$148,358	$157,403	$109,267	$63,094

(1) Commencement of operations.

(2) On August 25, 2020, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

(3) Per share amounts calculated using the average shares outstanding during the period.

(4) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5) Ratios to average net assets have been annualized for periods less than one year.

(6) Gross expense ratio reflects the effect of interest and dividend expenses, which are excluded from the Fund’s expense limitation agreement.

(7) Ratio of total expenses before management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 2.00% for the year ended December 31, 2024; 2.02% for the year ended December 31, 2023, 2.02% for year ended December 31, 2022, 2.01% for the year ended December 31, 2021, 2.08% for the period April 1, 2020 to December 31, 2020 and 2.22% for the period June 3, 2019 to March 31, 2020.

(8) Ratio of total expenses net of management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 1.99% for the year ended December 31, 2024; 1.99% for the year ended December 31, 2023, 1.99% for the year ended December 31, 2022, 1.99% for the year ended December 31, 2021, 1.99% for the period April 1, 2020 to December 31, 2020 and 1.99% for the period June 3, 2019 to March 31, 2020.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial StatementsDecember 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. On August 25, 2020, the Board of Trustees of the Trust (the “Board”) approved a change in the Fund’s fiscal year end from March 31 to December 31. The fund offers Founders Class and Investor Class shares. As of December 31, 2024, the Investor Class had no shares outstanding. The Founders Class commenced operations on June 3, 2019.

On May 1, 2024, the Fund’s investment objective changed from long-term total return to long-term capital appreciation with less volatility than the broad equity market. The Fund’s principal investment strategies also changed on May 1, 2024. The Fund’s new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund’s prospectus under the headings “Principal Investment Strategies” and “Principal Risks”, respectively.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Rule One Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$115,488,083	$—	$—	$115,488,083
Exchange Traded Fund	3,391,000	—	—	3,391,000
Money Market Fund	90,201,529	—	—	90,201,529
Call Options Purchased	—	11,867,520	—	11,867,520
Put Options Purchased	—	1,922,151	—	1,922,151
	$209,080,612	$13,789,671	$—	$222,870,283
Liabilities
Call Options Written	$—	$(6,713,140)	$—	$(6,713,140)
Put Options Written	—	(219,210)	—	(219,210)
	$—	$(6,932,350)	$—	$(6,932,350)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and sector.

The Fund held no Level 3 securities during the year ended December 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, there were no such reclassifications.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by the Fund on December 31, 2024:

Derivative	Value of Asset Derivatives
Call Options Purchased	$11,867,520
Put Options Purchased	1,922,151
	$13,789,671	*

	Value of Liability Derivatives
Call Options Written	$(6,713,140)
Put Options Written	(219,210)
	$(6,932,350	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended December 31, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call Options Purchased	$992,641	$3,376,229
Put Options Purchased	(58,215)	(3,057,080)
	$934,426	$319,149

Call Options Written	$1,697,932	$(4,548,295)
Put Options Written	2,155,879	243,541
	$3,853,811	$(4,304,754)

*Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The derivative instruments outstanding as December 31, 2024 disclosed above, and their effect on the Statement of Operations for year ended December 31, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the year ended December 31, 2024:

Average notional value of:
Options as Purchased	$354,540,744
Options as Written	(49,531,360)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. As of December 31, 2024, the value of securities sold short against collateral for the Fund was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash of Collateral	Securities Held as Collateral
$ —	$1,160,797	$1,160,797	$ —

The collateral includes deposits with brokers for options written and securities sold short. For the year ended December 31, 2024, the margin interest fees and short debit fees associated with such transactions were $707,028.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services for an annual fee of 1.70% of the daily net assets of the Fund.

The Advisor earned and waived management fees for the year ended December 31, 2024 as follows:

Management Fee Earned	Management Fee Waived
$3,339,807	$18,031

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable waivers and reimbursements as of December 31, 2024 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2025	2026	2027	Total
$46,093	$48,077	$18,031	$112,201

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For its services, fees to CFS are computed daily and paid monthly. For the year ended December 31, 2024, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$162,537	$76,489	$98,274

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended December 31, 2024, Watermark received $10,090 in fees from the Fund.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended December 31, 2024, were as follows:

Purchases	Sales
$93,021,768	$112,530,041

The above amounts do not include the following:

Payments to purchase options	$281,755
Proceeds from disposition of options purchased	338,393
Premiums received from options written	8,430,580
Payments to close options written	2,980,130

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$719,717	$1,180,024
Realized gains	11,644,759	134,827
	$12,364,476	$1,314,851

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(962,390)
Net unrealized appreciation (depreciation) on investments	43,721,481
$42,759,091

For tax purposes, the Fund had a current year late-year loss of $962,390. This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2025. During the year ended December 31, 2024, the Fund utilized $3,184,226 of capital loss carryforwards from the year ended December 31, 2023.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from options written, and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$172,216,452	$57,138,373	$(13,416,892)	$43,721,481

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash of sales and straddle losses, and differences in marked-to-market adjustments on options written.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended December 31, 2024	Year ended December 31, 2023
Shares sold	2,004,166	1,604,012
Shares reinvested	916,009	106,555
Shares redeemed	(1,371,712)	(1,578,628)
Net increase (decrease)	1,548,463	131,939

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the year ended December 31, 2024, the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 12/31/2024	Interest Expense
$11,057,228	6.19%	$40,441,655	$ —	$684,873

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Notes to Financial Statements - continuedDecember 31, 2024

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2024, 29.78% of the value of the net assets of the Fund were invested in securities within the Communications Services sector.

NOTE 8 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders of
Rule One Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Rule One Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, for the period April 1, 2020 through December 31, 2020 and for the period June 3, 2019 (commencement of operations) through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and cash flows for the year then ended, he statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, for the period April 1, 2020 through December 31, 2020 and for the period June 3, 2019 (commencement of operations) through March 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2025

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648
	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,509	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

At a meeting held on December 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Rule One Advisory Agreement”) between Rule One Partners, LLC (“Rule One”) and the Trust with respect to the Rule One Fund (the “Fund”). The Trust’s legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Rule One Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Rule One; (ii) the investment performance of the Rule One Fund; (iii) the costs of the services provided and profits realized by Rule One from its relationship with the Rule One Fund; (iv) the extent to which economies of scale would be realized if the Rule One Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Rule One Fund’s investors; and (v) Rule One’s practices regarding possible conflicts of interest and benefits derived by Rule One.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Rule One Fund, including information presented to the Board in Rule One’s presentation earlier in the Meeting, as well as prior presentations by Rule One’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Rule One Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Rule One Advisory Agreement, including: (i) reports regarding the services and support provided to the Rule One Fund and its shareholders by Rule One; (ii) quarterly assessments of the investment performance of the Rule One Fund from Rule One; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Rule One’s

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Supplemental Information (unaudited) - continued

management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Rule One Fund; (v) compliance and audit reports concerning the Rule One Fund and Rule One; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Rule One; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Rule One Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Rule One, including financial information, a description of personnel and the services provided to the Rule One Fund, information on investment advice, performance, summaries of the Rule One Fund’s expenses, information on Rule One’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Rule One Fund; (iii) the anticipated effect of size on the Rule One Fund’s performance and expenses; and (iv) benefits realized by Rule One from its relationship with the Rule One Fund. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the Rule One Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Rule One Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Rule One.

In this regard, the Board considered the responsibilities of Rule One under the Rule One Advisory Agreement. The Board reviewed the services provided by Rule One to the Rule One Fund including, without limitation, the investment strategies and techniques used in managing the Fund; the investment decision-making process and sources of information relied upon by Rule One in providing portfolio management services to the Fund; the process for assuring compliance with the Fund’s investment objectives and limitations; and the efforts of Rule One to promote the Rule One Fund and grow assets. The Board considered: Rule One’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance program, policies and procedures. After reviewing the foregoing and further information from Rule One, the Board concluded that the nature, extent and quality of the services provided by Rule One was satisfactory and adequate for the Rule One Fund.

(2)Investment performance of the Rule One Fund and Rule One.

In this regard, the Board noted that Rule One manages a hedge fund with investment objectives similar to the Rule One Fund. The Trustees considered that the hedge fund slightly underperformed the Rule One Fund in 2024. The Trustees took note of Rule One’s discussion of differences in how the hedge fund is managed relative to the management of the Rule One Fund, and they found such differences to be reasonable in terms of explaining the difference in performance of the Rule One Fund relative to the hedge fund. The Board also noted that peers for the Rule One Fund were selected by Broadridge from the Morningstar Equity Hedged Category. The Board noted that the Rule One Fund outperformed its category median, peer group median but underperformed its benchmark index for the 1-year, 3-year and 5-year periods ended October 31, 2024. Based on the foregoing, the Board concluded that the investment performance of the Rule One Fund was satisfactory.

(3)The costs of the services provided and profits realized by Rule One from the relationship with the Rule One Fund.

In this regard, the Board considered Rule One’s staffing, personnel, and methods of operating; the financial condition of Rule One; the current and expected asset levels of the Rule One Fund; the advisory fee and overall expenses of the Rule One Fund and the nature and frequency of advisory fee payments; and certain contractual fee limitation arrangements that Rule One has in place for

FINANCIAL STATEMENTS | December 31, 2024

RULE ONE FUND
Supplemental Information (unaudited) - continued

the Rule One Fund. The Board also considered potential benefits for Rule One in managing the Rule One Fund. The Board compared the fees and expenses of the Rule One Fund (including the advisory fee) to other funds in its Morningstar peer group and category. The Trustees considered that the Rule One Fund’s net and gross expense ratios are higher than the median expense ratios of funds in its Morningstar peer g roup and category. The Board noted that Rule One has contractually agreed to limit the Rule One Fund’s annual operating expenses to 1.99% of average daily net assets until at least May 1, 2025. The Board also noted that the gross advisory fee payable to Rule One under the Rule One Advisory Agreement is higher than the median advisory fee of its peer group and category. The Trustees considered that Rule One receives a fee of 20% of the profits of a hedge fund it manages with similar investment objectives as the Rule One Fund, although with a different investment strategy. The Trustees also considered information provided on the profitability of the Rule One Fund to Rule One, noting that the Fund is profitable to Rule One. The Board determined that the advisory fees were within an acceptable range in light of the services rendered by Rule One. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Rule One were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Rule One Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Rule One Fund’s fee arrangements with Rule One. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Rule One Fund would benefit from the expense limitation arrangement in place for the Rule One Fund. Following further discussion of the Rule One Fund’s current asset levels, expectations for growth, and levels of fees, the Board determined that the Rule One Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Rule One.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Rule One Fund; the basis of decisions to buy or sell securities for the Rule One Fund; the method for allocating portfolio securities transactions in advising the Rule One Fund and the hedge fund advised by Rule One; the substance and administration of Rule One’s Code of Ethics and other relevant policies described in Rule One’s Form ADV. The Board considered that Rule One indicated that rolling the separately managed accounts managed by Rule One into the Rule One Fund resulted in some operating efficiencies at Rule One and that Rule One may derive some benefits from managing a publicly offered mutual fund. The Trustees noted that Rule One Investing, LLC is co-owned by Rule One’s managing partner, and they considered possible conflicts of interest as concerns his role as a teacher at Rule One Investing, LLC. Following further consideration and discussion, the Board indicated that Rule One’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Rule One from managing the Rule One Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Rule One Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the Rule One Advisory Agreement for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

* Print the name and title of each signing officer under his or her signature.